INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	December 31,	December 31,
	2024	2023
Copyrights	$710,846	$730,810
Software	69,273	65,335
Less: Accumulated amortization	(538,907)	(394,596)
	$241,212	$401,549

Amortization expense was $157,323, $163,813 and $175,807 for the years ended December 31, 2024, 2023 and 2022, respectively.